ADVANCES TO SUPPLIERS	12 Months Ended
Sep. 30, 2017
Advances To Suppliers [Abstract]
Advances To Suppliers Disclosure [Text Block]
5 .	ADVANCES TO SUPPLIERS

Advances to suppliers consist of the following:

	September 30,
	2016	2017
	RMB	RMB

Prepayments for advertisement	2,200	2,206
Prepayments for testing fee	261	719
Deposits for research and development fee	202	207
Prepayments for professional fee	328	200
Others	1,594	1,966

	4,585	5,298